Shareholders' Equity	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9: -	SHAREHOLDERS' EQUITY

a.	Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreements:

On May 8, 2017 the Company entered into a Standby Equity Distribution Agreement ("SEDA"), with YA II PN Ltd. ("YA"), for the sale of up to $2,000 of its Ordinary Shares to YA during a four-year period for the 2017 SEDA, beginning on March 1, 2018 the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company's Ordinary Shares by YA. For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary Shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. "VWAP" is defined as of any date, to be such date's daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP.  The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.

In connection with the SEDA, the Company issued 67,307 ordinary shares to YA as a commitment fee. The commitment fee is recorded as prepaid expenses according to the consumption of the SEDA. As of June 30, 2020, the balance of those prepaid expenses was $77.

On March 2019, the Company issued to YA 158,023 Ordinary Shares, for a total amount of $461.

b.	On June 2020, a total of 53,451 options were exercised for the amount of $109.

c.	On March 31, 2020 the Company issued 7,665 Ordinary Shares (equivalent to $12) to an officer of the Company as a Bonus, which was approved by the Board of Directors and shareholders.

d.	On February 19, 2020, the Company, through its wholly owned subsidiary, Ruby Tech Inc. entered into an agreement for a loan from YA in the principal amount of $600,000. The loan bears interest at a rate of 8% per annum, and is guaranteed by the Company and its subsidiary. The loan will be repaid in 12 monthly installments of principal and interest. The loan balance as of June 30, 2020 was $400,000.

The Company issued to YA warrants to purchase up to 100,000 ordinary shares of the Company at an exercise price of $3.00 per ordinary share. If following six months from the issuance of the warrants the shares underlying the warrants are not subject to an effective registration statement, the warrants may be exercised on a cashless basis. The warrants shall be exercisable for a period of two years from issuance. The Company paid to YA a commitment fee of $15,000.

e.	During the six month ended June 30, 2020, no options were granted.

f.	On May 16, 2019 the Company entered into and closed a Securities Purchase Agreement with several Investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1 million and $59 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants bare exercisable for 3.5 years and are subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company's issued and outstanding share capital.

g.	On February 25, 2019 the Company issued 20,858 Ordinary Shares (equivalent to $62) to officers of the Company as bonus payments, which were approved by the Board of Directors and shareholders.

h.	From February 19, 2019 until March 15, 2019, a total of 125,195 options were exercised for the amount of $316.